Document and Entity Information	Aug. 24, 2020
Cover [Abstract]
Entity Registrant Name	MAXIM INTEGRATED PRODUCTS INC
Amendment Flag	false
Entity Central Index Key	0000743316
Document Type	8-K
Document Period End Date	Aug. 24, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-34192
Entity Tax Identification Number	94-2896096
Entity Address, Address Line One	160 Rio Robles
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	601-1000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.001 Par Value
Trading Symbol	MXIM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false